Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Convertible Notes
Schedule Of Convertible Notes Payable
	February 28,	May 31,
	2022	2021
Convertible note payable -2016	$36,818	$36,818
Convertible note payable -2021	275,000	-
	-	-
Total convertible notes payable	311,818	36,818

Less: debt discount and deferred financing cost	(79,019)	-
Total convertible notes	232,799	36,818

Less: current portion of convertible notes payable	232,799	36,818
Long-term convertible notes payable	$-	$-

	May 31,	May 31,
	2021	2020
Convertible notes payable	$36,818	$36,818
	36,818	36,818
Less: debt discount and deferred financing cost	-	-
	36,818	36,818
Less: current portion of convertible notes payable	36,818	36,818
Long-term convertible notes payable	$-	$-